Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property and equipment	€ 197	€ 73
Intangible assets including goodwill	174	162
Investment in associate	0	1
Long term investments	1,646	910
Restricted cash and other non-current assets	65	54
Deferred tax assets	8	9
Non-current assets	2,090	1,209
Current assets
Trade and other receivables	400	360
Income tax receivable	2	0
Short term investments	915	1,032
Cash and cash equivalents	891	477
Other current assets	38	29
Current assets	2,246	1,898
Total assets	4,336	3,107
Equity
Share capital	0	0
Other paid in capital	3,801	2,488
Treasury shares	(77)	0
Other reserves	875	177
Accumulated deficit	(2,505)	(2,427)
Equity attributable to owners of the parent	2,094	238
Non-current liabilities
Convertible notes	0	944
Accrued expenses and other liabilities	85	56
Provisions	8	6
Deferred tax liabilities	2	3
Non-current liabilities	95	1,009
Current liabilities
Trade and other payables	427	341
Income tax payable	5	9
Deferred revenue	258	216
Accrued expenses and other liabilities	1,076	881
Provisions	42	59
Derivative liabilities	339	354
Current liabilities	2,147	1,860
Total liabilities	2,242	2,869
Total equity and liabilities	€ 4,336	€ 3,107